Schedule of Investments
September 29, 2023 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 77.18%

Automotive - 0.00%
Flyht Aerospace Solutions, Inc. (Canada) * † ^			101,663	0

Bakery Products - 0.31%
Bab, Inc.			479,411	345,176

Biotech & Pharma - 0.01%
Inyx, Inc. * ●			167,850	17

Canned, Fruits, Veg and Preserves, Jams & Jellies - 2.64%
The J.M. Smucker Co.* (a)			25,000	3,072,750

Communications Services, NEC - 0.14%
Intelsat Emergence SA (Luxembourg) * ●			4,675	168,627

				168,627

Construction & Engineering - 0.04%
WeBuild SpA ADR*			25,935	46,210

Drilling Oil & Gas Wells - 0.00%
Seadrill 2021 Ltd. (United Kingdom) *			2	90

Electric & Other Services Combined - 3.70%
Duke Energy Corp. (a)			27,000	2,383,020
NiSource, Inc.*			60,000	1,480,800
PNM Resources, Inc.			10,000	446,100

				4,309,920
Electric Services - 10.03%
Dominion Energy, Inc. (a)			55,000	2,456,850
NRG Energy, Inc. (a)			120,000	4,622,400
PPL Corp. (a)			195,000	4,594,200

				11,673,450

Electrical Industrial Apparatus - 0.34%
Hollsys Automation Technologies Ltd.* (China)			20,000	396,800

Federal & Federally-Sponsored Credit Agencies - 0.05%
Federal National Mortgage Association Fannie Mae *			100,000	61,900

Gaming, Lodging & Restaurants - 0.06%
Guoco Group Ltd. (Bermuda) *			10,000	74,321

Gold and Silver Ores - 6.09%
Agnico Eagle Mines Ltd. (Canada) (a) (b)			59,500	2,704,275
B2Gold Corp.			100,000	289,000
Barrick Gold Corp. (Canada) (a) (b)			15,000	218,250
Newmont Corp. (a) (b)			59,000	2,180,050
NovaGold Resources, Inc. *			30,000	115,200
Seabridge Gold, Inc. * (a)			150,000	1,582,500

				7,089,275

Grain Mill Products - 1.25%
Kellogg Co. *			10,000	595,100
Post Holdings, Inc. * (a) (b)			10,000	857,400

				1,452,500

Industrial Products - 3.12%
Gates Industrial Corp. PLC*			3,200	37,152
Mercury Systems, Inc.* (a)			96,769	3,589,162

				3,626,314

Industrial Organic Chemicals - 2.17%
International Flavors & Fragrances, Inc. (a) (b)			37,000	2,522,290

Industrial Services - 0.04%
Astaldi SpA SPF (Italy) * ● †			1,022,580	50,618

				50,618

Internet Content & Information - 0.09%
Scout24 SE ADR *			1,500	104,337

Investment Advice - 0.02%
TPG, Inc. Class A			600	18,072

Laboratory Analytical Instruments - 2.95%
Illumina, Inc. * (a) (b)			25,000	3,432,000

Media - 0.34%
Apogee 21 Holdings, Inc.*			50,000	0
Clear Channel Outdoor Holdings, Inc. *			11,249	17,773
Prosus N.V. ADR *			65,388	381,866

				399,639

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) * ^ †			109,444	0

Mineral Royalty Traders - 0.37%
Royal Gold, Inc.			4,000	425,320

Natural Gas Transmission & Distribution - 1.82%
Southwest Gas Holdings, Inc. (a) (b)			35,000	2,114,350

Oil, Gas & Coal - 4.48%
Chevron Corp. (a) (b)			4,000	674,480
Marathon Petroleum Corp. (a)			30,000	4,540,200

				5,214,680

Operators of Non-Residential Buildings - 0.03%
Brookfield Asset Management, Inc. Class A (Canada)			251	8,368
Brookfield Corp. Class A			1,004	31,395

				39,763

Perfumes, Cosmetics & Other Toilet Preparation - 0.62%
Estee Lauder Cos., Inc. (a)			5,000	722,750
Colgate Palmolive Co. (a)			79,000	5,617,690

				6,340,440

Petroleum Refining - 7.15%
Marathon Petroleum Corp. (a)			30,000	4,540,200
Suncor Energy, Inc. (Canada) (a)			110,000	3,781,800

				8,322,000

Pharmaceutical Preparations- 2.85%
Elanco Animal Health, Inc. *			25,000	281,000
Emisphere Technologies, Inc.● Δ *			30,000	234,300
Johnson & Johnson (a) (b)			18,000	2,803,500

				3,318,800

Radio Broadcasting Stations - 0.01%
iHeartMedia, Inc. Class A *			4,610	14,568

Radio & TV Broadcasting & Communications Equipment - 0.85%
KVH Industries, Inc.* (b)			194,684	992,888

				992,888

Real Estate - 0.50%
CA Immobilien Anlagen AG * (Austria)			16,500	547,855
Vesta Real Estate Corp., SAB de C.V. ADR			1,100	36,157

				584,012

Retail - 0.91%
Dollar Tree, Inc.* (a) (b)			10,000	1,064,500

Retail-Department Stores - 0.03%
Neiman-Marcus Group Parent LLC † ● *			791	39,550

Retail - Eating Places - 1.15%
Cracker Barrel Old Country Store, Inc.* (a)			20,000	1,344,000

Search, Detection, Navigation, Guidance, Aeronautical Systems 2.02%
L3Harris Technologies, Inc. (a)			13,500	2,350,620

Services-Business Services - 2.23%
Fiserv, Inc. (a) (b) *			23,000	2,598,080

Services-Computer Processing & Data Preparation - 0.23%
Sohu.com Ltd.ADR *			29,000	273,180

Services-Educational Services - 0.10%
Tarena International, Inc. ADR*			59,708	113,445

Services-Employment Agencies - 0.06%
51job, Inc. ADR * ●			15,400	71,148

Services- Medical Laboratories - 3.95%
Fortrea Holdings, Inc.*			20,000	571,800
Laboratory Corp. of America Holdings (a)			20,000	4,021,000

				4,592,800

Services - Prepackaged Software - 2.01%
Activision Blizzard, Inc. (a)			25,000	2,340,750

Surgical & Medical Instruments & Apparatus - 3.14%
Baxter International, Inc. (a) (b)			73,000	2,755,020
Globus Medical, Inc. Class A* (a)			18,000	893,700

				3,648,720

Telecommunications - 1.18%
AT&T, Inc.* (a)			80,000	1,201,600
NII Holdings, Inc. ^ Δ *			44,529	22,264
Telecom Italia SpA/Milano ADR *			50,000	154,000

				1,377,864

Television Broadcasting Stations - 2.74%
Liberty Live, Inc. Series A*			22,000	702,240
Liberty Media Corp. - Liberty SiriusXM Series A * (a)			88,000	2,239,600
Paramount Global Class B (a) (b)			19,562	252,350

				3,194,190

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. *^ † #			43,000	1,668

Wholesale-Groceries & Related Products - 0.51%
US Foods Holding Corp.* (a) (b)			15,000	595,500

Total Common Stock			(Cost $ 92,814,436)	89,817,142

Escrow Shares - 0.00%

Exide Technologies ^ † *			7,703	0

Total Escrow Shares			(Cost $ 585,437)	0

Asset-Backed Securities - 0.08%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 6.220% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●			3,465	3,171
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.690%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** ●			83,208	77,204
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.740%, (1 Month LIBOR USD + 0.320%) 09/25/2037 ** ●			313,384	11,451

Total Asset-Backed Securities			(Cost $ 105,617)	91,826

Contingent Value Rights - 0.01%

Communication Services - 0.00%
Clear Channel Outdoor Holdings, Inc.*			11,249	0
Intelsat CVR Class A (Luxembourg) *			489	0
Intelsat CVR Class B (Luxembourg) *			489	0

				0

Investment Companies - 0.01%
AIB Acquisition Corp. Class A 10/31/2028 *			5,000	501
Aurora Technology Acquisition Corp. Class A 06/27/2028 *			30,000	4,800
Blue World Acquisition Corp. 08/29/2029 Class A *			10,000	1,727
Jaguar Global Growth Corporation I 08/15/2023 Class A *			4,000	817
Lakeshore Acquisition II Corp. (China) 11/15/2022 *			5,000	1,000

				8,845

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *			145,009	0

Total Rights			(Cost $ 0)	8,845

Corporate Bonds - 0.16%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + † ^ #			546,810	0

Diversified Financial Services - 0.01%
Hellas Telecommunication Luxembourg II SCA Series 144a, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ # ** ^			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 02/14/2023 + ● **			200,000	100
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 02/17/2015 + ● **			110,000	165
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●			100,000	50
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **			100,000	50
Lehman Brothers Holdings, Inc. Series MTNG 0.00%, (1 Month CPI YOY + 2.25%), 7/08/2014 ● **			130,000	65
Lehman Brothers Holdings, Inc. Series MTNH 8.250%, 9/23/2020 ● ** +			100,000	50

				6,730

Oil, Gas & Coal - 0.14%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●			172,095	165,426

				165,426

Radio Telephone Communications - 0.01%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			56,915	11,945
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●			92,684	4,912

				16,857

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●			50,000	0

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + ^ † #			25,000	0

Total Corporate Bonds			(Cost $ 1,134,108)	189,013

Government Bonds - 0.07%

Lebanese Republic - 0.07%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 06/19/2020 + ●			1,000,000	82,920

Total Government Bonds			(Cost $ 212,500)	82,920

Mortgage-Backed Securities - 0.00%

GNR Government National Mortgage Series 2019-108 Class NI 4.000%, 8/20/2049 ● ~			76,954	2,277
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.75152%, 6/25/2035 ● ~			72,147	1

Total Mortgage-Backed Securities			(Cost $ 52,549)	2,278

Municipal Bonds - 0.08%

Puerto Rico - 0.08%
Puerto Rico Commonwealth Restructured SER A1, 5.625%, 07/01/2029 ●			24,036	24,837
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2037 ●			17,074	14,332
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●			10,000	2,500
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●			10,000	2,500
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●			75,000	18,750
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●			30,000	7,500
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●			55,000	13,750
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●			15,000	3,750

Total Municipal Bonds			(Cost $ 184,992)	87,919

Preferred Stocks - 0.51%

Government Agencies - 0.50%
Federal Home Loan Mortgage Corp. Series B 0.00%,(3 month LIBOR USD + 0.1377%) Perpetual ** ∞			19,000	59,850
Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞			4,500	14,609
Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞			55,000	176,687
Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞			10,600	33,867
Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞			42,879	135,069
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	82,500
Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞			5,500	20,185
Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞			700	2,380
Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞			4,440	14,853
Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞			360	1,210
Federal National Mortgage Corp. Series T, 8.25%, Perpetual ∞			20,000	46,200

				587,410

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)			722	10,036

Total Preferred Stocks			(Cost $ 1,291,235)	597,446

Real Estate Investment Trusts - 1.62%

Crown Castle International Corp New (a) (b)			20,500	1,886,615

Total Real Estate Investment Trusts			(Cost $ 3,499,318)	1,886,615

Special Purpose Acquisition Company - 0.47%

Special Purpose Acquisition Company - 0.47%
A SPAC II Acquisition Corp.*			15,000	162,600
Ares Acquisition Corp. II*			3,100	32,209
AIB Acquisition Corp.*			5,000	57,850
Aurora Technology Acquisition Corp.*			30,000	495
Disruptive Acquisition Corp. I Class A *			4,800	52,320
Investcorp Europe Acquisition Corp.I (Cayman Islands) *			7,000	76,160
Nabors Energy Transition Corp. II*			3,600	36,936
Lakeshore Acquisition II Corp. (China) *			5,000	54,251
Northern Star Investment Corp. III Class A *			7,300	76,467

Total Special Purpose Acquisition Company			(Cost $ 508,000)	549,288

Warrants - 0.00%

Investment Companies - 0.00%
Blue World Acquisition Corp. 01/10/2029 @ $10.84 (Notional Value $54,200) *			5,000	600
BYTE Acquisition Corp. Class A, 12/31/2028 @ $10.67 (Notional Value $69,330) *			6,500	1,495
DHC Acquisition Corp. Class A, 12/31/2027 @ $10.45 (Notional Value $21,589) *			2,066	165
Disruptive Acquisition Corp. Class A, 03/06/2026 @ $10.90 (Notional Value $17,440) *			1,600	76
Intelsat Emergence SA, 2/17/2027 (Notional Value $0) (Luxembourg) *			6	0
Investcorp Europe Acquisition Corp. I @ $10.88 (Notional Value $38,080) *			3,500	1,042
Jaguar Global Growth Corporation I @ $5.75 (Notional Value $11,500) *			2,000	176
Kismet Acquisition Two Corp. A, 12/31/2027 @ $10.70 (Notional Value $6,457) *			633	0
Lakeshore Acquisition II Corp. @ $10.85 (Notional Value $27,125) *			2,500	43
Northern Star Investment Corp. III Class A, 02/25/2028 @ $10.75 (Notional Value $13,072)*			1,216	0
Northern Star Investment Corp. IV Class A, 12/31/2027 @ $10.40 (Notional Value $12,646) *			1,216	0
OceanTech Acquisitions I Corp. 05/10/2026 @ $11.02 (Notional Value $272,194) *			24,700	679
Seamantix, Inc. Class A 08/04/2027 @ $1.79 (Notional Value $671) *			375	16
SunCar Technology Group, Inc. Class A 05/18/2028 @ $10.61 (Notional Value $3,183)*			300	37

				4,329

U.S. Government Obligations - 13.10%

U.S. Treasury Note 0.375% 09/15/2024 ●			2,000,000	1,905,937
U.S. Treasury 0.625% 10/15/24 ●			2,000,000	1,903,672
U.S. Treasury 4.375% 10/31/24 ●			2,000,000	1,977,656
US Treasury Note 0.75% 11/15/2024 ●			2,000,000	1,899,766
US Treasury Note 2.25% 11/15/2024 ●			2,000,000	1,931,875
US Treasury Note 1.50% 11/30/2024 ●			2,000,000	1,913,516
US Treasury Note 1.125% 1/15/2025 ●			2,000,000	1,896,094
US Treasury Note 3.375% 5/15/2033 ●			2,000,000	1,814,687

Total U.S. Government Obligations			(Cost $ 15,416,014)	15,243,203

Bank Deposit Accounts - 5.19%

Collateral UMB Bank (b)			447,490	447,490
GS Financial Square Government Fund 5.2341% ** (b)			5,592,315	5,592,315

Total Bank Deposit Accounts			(Cost $ 6,039,804)	6,039,805

Total Investments - 104.60%			(Cost $ 123,984,845)	121,739,014

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (5.02)%				(5,837,280)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE - (.53)%				(615,061)

Assets In Excess of Liabilities (0.94%)				1,096,903

Total Net Assets - 100.00%				116,383,576

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Agnico Eagle Mines Ltd., Strike $50.00	220	11/17/2023	1,100,000	19,800
Barrick Gold Corp., Strike $15.00	700	1/19/2024	1,050,000	60,900
Elanco Animal Health, Inc., Strike $10.00	930	1/19/2024	930,000	177,630
United States Natural Gas Fund, LP, Strike $20.00	2000	1/19/2024	4,000,000	18,000

	3850		7,080,000	276,330

Put Options
Activision Blizzard, Inc., Strike $77.50	150	1/19/2024	1,162,500	5,250
Activision Blizzard, Inc., Strike $77.50	100	11/17/2023	775,000	4,950
Agnico Eagle Mines Ltd., Strike $45.00	180	1/19/2024	810,000	53,100
Agnico Eagle Mines Ltd., Strike $50.00	200	11/17/2023	1,000,000	108,000
AT&T, Inc., Strike $13.00	800	1/17/2025	1,040,000	76,000
Autoliv, Inc., Strike $120.00	60	3/15/2024	720,000	141,300
Baxter International, Inc., Strike $40.00	250	1/19/2024	1,000,000	90,000
Colgate-Palmolive, Co., Strike $72.50	100	1/19/2024	725,000	31,000
Colgate-Palmolive, Co., Strike $75.00	200	1/19/2024	1,500,000	95,000
Colgate-Palmolive, Co., Strike $77.50	300	11/17/2023	2,325,000	201,000
Cracker Barrel Old Country Store, Inc., Strike $65.00	200	11/15/2024	1,300,000	206,800
Crown Castle International, Inc., Strike $135.00	205	1/19/2024	2,767,500	882,525
Dollar Tree, Inc., Strike $110.00	100	6/21/2024	1,100,000	124,000
Dominion Energy, Inc., Strike $60.00	200	1/19/2024	1,200,000	309,000
Dominion Energy, Inc., Strike $55.00	150	10/20/2023	825,000	155,250
DR Horton, Inc., Strike $130.00	50	11/17/2023	650,000	112,250
Duke Energy Corp., Strike $90.00	120	1/19/2024	1,080,000	50,400
Estee Lauder Companies, Inc., Strike $200.00	50	1/19/2024	1,000,000	274,500
FedEx Corp., Strike $250.00	50	10/20/2023	1,250,000	6,600
Fiserv, Inc., Strike $95.00	230	1/19/2024	2,185,000	17,710
Illumina, Inc., Strike $185.00	100	1/19/2024	1,850,000	475,000
Illumina, Inc., Strike $190.00	100	1/19/2024	1,850,000	526,500
International Flavors & Fragrances, Inc., Strike $70.00	70	12/20/2024	490,000	72,100
International Flavors & Fragrances, Inc., Strike $75.00	300	12/15/2023	2,250,000	246,000
Invesco QQQ Trust Series 1, Strike $230.00	550	12/15/2023	12,650,000	11,550
Invesco QQQ Trust Series 1, Strike $300.00	550	12/15/2023	16,500,000	81,400
iShares US Home Construction ETF, Strike $85.00	250	10/20/2023	2,125,000	142,500
Johnson & Johnson, Strike $155.00	70	1/19/2024	1,085,000	36,050
Johnson & Johnson, Strike $160.00	60	1/19/2024	960,000	45,300
Johnson & Johnson, Strike $150.00	50	10/20/2023	750,000	4,850
KB Home, Strike $50.00	350	10/20/2023	1,750,000	140,000
L3Harris Technologies, Inc., Strike $180.00	70	1/19/2024	1,260,000	76,650
L3Harris Technologies, Inc., Strike $195.00	40	10/20/2023	780,000	83,800
Laboratory Corp. of America Holdings, Strike $230.00	100	2/16/2024	2,300,000	110,000
Lennar Corp., Strike $130.00	60	11/17/2023	780,000	108,900
Marathon Petroleum Corp., Strike $110.00	100	1/19/2024	1,100,000	7,550
Marathon Petroleum Corp., Strike $110.00	200	6/21/2024	2,200,000	57,200
Microsoft Corp., Strike $325.00	30	10/20/2023	975,000	35,250
NiSource, Inc., Strike $25.00	600	7/19/2024	1,500,000	124,500
Post Holdings, Inc., Strike $90.00	100	10/20/2023	900,000	55,500
PPL Corp., Strike $25.00	600	1/19/2024	1,500,000	115,500
PPL Corp., Strike $26.00	1050	1/19/2024	2,730,000	278,250
PulteGroup, Inc., Strike $65.00	200	10/20/2023	1,300,000	5,000
SPDR S&P 500 ETF Trust, Strike $360.00	500	12/15/2023	18,000,000	64,500
SPDR S&P 500 ETF Trust, Strike $410.00	500	12/15/2023	20,500,000	303,000
SPDR S&P 500 ETF Trust, Strike $435.00	140	12/15/2023	6,090,000	195,580
SPDR S&P 500 ETF Trust, Strike $410.00	320	10/20/2023	13,120,000	51,840
SPDR S&P 500 ETF Trust, Strike $410.00	200	9/29/2023	7,600,000	200
Suncor Energy, Inc., Strike $28.00	1100	7/19/2024	3,080,000	134,200
The J.M. Smucker Co., Strike $125.00	250	1/17/2025	3,125,000	328,750

	12305		155,515,000	6,862,055

Call Options Written
Activision Blizzard, Inc., Strike $80.00	(150)	1/19/2024	(1,200,000)	(216,750)
Activision Blizzard, Inc., Strike $80.00	(100)	11/17/2023	(800,000)	(135,750)
Agnico Eagle Mines Ltd., Strike $55.00	(200)	11/17/2023	(1,100,000)	(5,600)
Agnico Eagle Mines Ltd., Strike $50.00	(175)	1/19/2024	(875,000)	(30,625)
Agnico Eagle Mines Ltd., Strike $60.00	(440)	11/17/2023	(2,640,000)	(5,280)
AT&T, Inc., Strike $15.00	(800)	1/17/2025	(1,200,000)	(116,000)
Baxter International, Inc., Strike $42.50	(480)	1/19/2024	(2,040,000)	(44,640)
Baxter International, Inc., Strike $45.00	(250)	1/19/2024	(1,125,000)	(11,250)
Chevron Corp., Strike $165.00	(40)	3/15/2024	(180,000)	(55,000)
Colgate-Palmolive, Co., Strike $75.00	(120)	1/19/2024	(900,000)	(17,400)
Colgate-Palmolive, Co., Strike $77.50	(200)	1/19/2024	(1,550,000)	(15,000)
Colgate-Palmolive, Co., Strike $80.00	(100)	1/19/2024	(800,000)	(3,700)
Colgate-Palmolive, Co., Strike $75.00	(70)	6/21/2024	(525,000)	(22,400)
Colgate-Palmolive, Co., Strike $80.00	(300)	11/17/2023	(2,400,000)	(2,700)
Cracker Barrel Old Country Store, Inc., Strike $65.00	(200)	11/15/2024	(1,300,000)	(220,000)
Crown Castle International, Inc., Strike $145.00	(205)	1/19/2024	(2,972,500)	(1,025)
Dollar Tree, Inc., Strike $115.00	(100)	6/21/2024	(1,150,000)	(106,000)
Dominion Energy, Inc., Strike $55.00	(550)	1/19/2024	(3,025,000)	(14,300)
Duke Energy Corp., Strike $90.00	(150)	1/19/2024	(1,350,000)	(48,000)
Duke Energy Corp., Strike $95.00	(120)	1/19/2024	(1,140,000)	(19,200)
Estee Lauder Companies, Inc., Strike $205.00	(50)	1/19/2024	(1,025,000)	(2,375)
Fiserv, Inc., Strike $100.00	(100)	1/19/2024	(1,000,000)	(160,000)
Fiserv, Inc., Strike $105.00	(130)	1/19/2024	(1,365,000)	(154,700)
Globus Medical, Inc., Strike $57.50	(180)	12/15/2023	(1,035,000)	(31,500)
Illumina, Inc., Strike $195.00	(100)	1/19/2024	(1,950,000)	(8,250)
Illumina, Inc., Strike $200.00	(100)	1/19/2024	(2,000,000)	(9,000)
International Flavors & Fragrances, Inc., Strike $70.00	(70)	12/20/2024	(490,000)	(71,750)
International Flavors & Fragrances, Inc., Strike $80.00	(300)	12/15/2023	(2,400,000)	(28,500)
Johnson & Johnson, Strike $160.00	(70)	1/19/2024	(1,120,000)	(31,150)
Johnson & Johnson, Strike $165.00	(60)	1/19/2024	(990,000)	(15,420)
Johnson & Johnson, Strike $155.00	(50)	10/20/2023	(775,000)	(18,250)
L3Harris Technologies, Inc., Strike $180.00	(70)	1/19/2024	(1,260,000)	(46,550)
L3Harris Technologies, Inc., Strike $210.00	(65)	10/20/2023	(1,365,000)	(325)
Laboratory Corp. of America Holdings, Strike $240.00	(100)	2/16/2024	(2,400,000)	(100,000)
Laboratory Corp. of America Holdings, Strike $220.00	(100)	1/19/2024	(2,200,000)	(190,000)
Liberty Media Corp. Series A, Strike $35.00	(300)	1/19/2024	(1,050,000)	(66,750)
Liberty Media Corp. Series A, Strike $35.00	(580)	10/20/2023	(2,030,000)	(34,800)
Marathon Petroleum Corp., Strike $115.00	(100)	1/19/2024	(1,150,000)	(386,000)
Marathon Petroleum Corp., Strike $120.00	(200)	6/21/2024	(2,400,000)	(765,000)
Mercury Systems, Inc., Strike $35.00	(300)	12/15/2023	(1,050,000)	(136,500)
Mercury Systems, Inc., Strike $40.00	(660)	12/15/2023	(2,640,000)	(99,000)
NRG Energy, Inc., Strike $34.00	(600)	12/15/2023	(2,040,000)	(318,000)
NRG Energy, Inc., Strike $35.00	(400)	12/15/2023	(1,400,000)	(180,000)
NRG Energy, Inc., Strike $33.00	(200)	1/19/2024	(660,000)	(128,000)
Paramount Global Class B, Strike $15.00	(195)	12/15/2023	(292,500)	(10,140)
Post Holdings, Inc., Strike $95.00	(100)	10/20/2023	(950,000)	(2,500)
PPL Corp., Strike $25.00	(600)	1/19/2024	(1,500,000)	(36,000)
PPL Corp., Strike $28.00	(1,050)	1/19/2024	(2,940,000)	(12,600)
PPL Corp., Strike $27.00	(300)	6/21/2024	(810,000)	(18,000)
Seabridge Gold, Inc., Strike $12.00	(500)	12/15/2023	(600,000)	(17,500)
Southwest Gas Holdings, Inc., Strike $60.00	(350)	1/19/2024	(2,100,000)	(148,750)
Suncor Energy, Inc., Strike $30.00	(1,100)	7/19/2024	(3,300,000)	(712,250)
The J.M. Smucker Co., Strike $125.00	(250)	1/17/2025	(3,125,000)	(290,000)
US Foods Holdings Corp., Strike $35.00	(150)	1/19/2024	(525,000)	(90,000)

	(14,230)		(80,210,000)	(5,410,180)

Put Options Written
Illumina, Inc., Strike $115.00	(200)	1/19/2024	(2,300,000)	(88,000)
Invesco QQQ Trust Series 1, Strike $265.00	(1,100)	12/15/2023	(29,150,000)	(49,500)
L3Harris Technologies, Inc., Strike $160.00	(70)	1/19/2024	(1,120,000)	(23,800)
L3Harris Technologies, Inc., Strike $165.00	(40)	10/20/2023	(660,000)	(3,800)
SPDR S&P 500 ETF Trust, Strike $385.00	(1,000)	12/15/2023	(38,500,000)	(262,000)

	(2,410)		(71,730,000)	(427,100)

Total Options			(Cost $ 1,290,308)	1,301,105

Common Stock Securities Sold Short - -0.53%

Title Insurance - -0.15%
Argo Group International Holdings, Ltd.			(6,000)	(179,040)

Miscellaneous Fabricated Metal Products - -0.37%
Circor International, Inc.			(7,821)	(436,021)

Total Common Stock Securities Sold Short			(Cost $ 550,096)	(615,061)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$118,218,243	$-
Level 2 - Other Significant Observable Inputs			3,490,589	-
Level 3 - Significant Unobservable Inputs			30,182	-
Total			$121,739,014	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at September 29, 2023
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,564 representing .22% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $91,836 representing .08% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $30,812 representing .03% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $20,109,064.82 representing 17.28% of net assets.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $19,863 representing .02% of net assets.